Long-term debt and capital lease obligations (Tables)	6 Months Ended
Jun. 30, 2018
Long-term debt and capital lease obligations
Schedule of long-term debt and capital lease obligations
Long-term debt and capital lease obligations
in € THOUS
	June 30,	December 31,
	2018	2017

Amended 2012 Credit Agreement	1.930.514	2.017.952
Bonds	3.896.771	3.810.483
Convertible Bonds	390.108	386.984
Accounts Receivable Facility	-	293.673
Capital lease obligations	36.238	37.704
Other	134.086	131.611
Long-term debt and capital lease obligations	6.387.717	6.678.407
Less current portion	(897.735)	(883.535)
Long-term debt and capital lease obligations, less current portion	5.489.982	5.794.872

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement
Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	June 30, 2018		June 30, 2018 (1)

Revolving credit USD	$900.000	€772.002	$-	€-
Revolving credit EUR	€600.000	€600.000	€-	€-
USD term loan 5-year	$1.410.000	€1.209.470	$1.410.000	€1.209.470
EUR term loan 5-year	€329.000	€329.000	€329.000	€329.000
EUR term loan 3-year	€400.000	€400.000	€400.000	€400.000
		€3.310.472		€1.938.470

	Maximum amount available		Balance outstanding
	December 31, 2017		December 31, 2017 (1)

Revolving credit USD	$900.000	€750.438	$70.000	€58.367
Revolving credit EUR	€600.000	€600.000	€-	€-
USD term loan 5-year	$1.470.000	€1.225.715	$1.470.000	€1.225.715
EUR term loan 5-year	€343.000	€343.000	€343.000	€343.000
EUR term loan 3-year	€400.000	€400.000	€400.000	€400.000
		€3.319.153		€2.027.082

(1) Amounts shown are excluding debt issuance costs.

Schedule of accounts receivable facility
Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	June 30, 2018-1		June 30, 2018-2

Accounts Receivable Facility	$800.000	€686.224	$-	€-

	Maximum amount available		Balance outstanding
	December 31, 2017-1		December 31, 2017-2

Accounts Receivable Facility	$800.000	€667.056	$353.000	€294.338

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.